Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000030198
Shareholder Report [Line Items]
Fund Name	Federated Hermes Core Bond Fund
Class Name	Class A Shares
Trading Symbol	FGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 24,535,912
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,535,912 Number of Investments54 Portfolio Turnover69% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)19%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Repurchase Agreement	0.3%
Foreign Government Securities	0.4%
Agency Risk Transfer Security	0.5%
Non-Agency Mortgage-Backed Securities	1.8%
Asset-Backed Securities	2.1%
Cash Equivalents	5.6%
Corporate Bonds	19.5%
U.S. Treasury Securities	24.1%
Collaterized Mortgage Obligations	26.1%
U.S. Government Agency Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030197
Shareholder Report [Line Items]
Fund Name	Federated Hermes Core Bond Fund
Class Name	Institutional Shares
Trading Symbol	FGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 24,535,912
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,535,912 Number of Investments54 Portfolio Turnover69% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)19%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Repurchase Agreement	0.3%
Foreign Government Securities	0.4%
Agency Risk Transfer Security	0.5%
Non-Agency Mortgage-Backed Securities	1.8%
Asset-Backed Securities	2.1%
Cash Equivalents	5.6%
Corporate Bonds	19.5%
U.S. Treasury Securities	24.1%
Collaterized Mortgage Obligations	26.1%
U.S. Government Agency Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030205
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Class A Shares
Trading Symbol	FULAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 2,805,744,471
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,805,744,471 Number of Investments386 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Material Fund Change [Text Block]
C000030206
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Institutional Shares
Trading Symbol	FULIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 2,805,744,471
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,805,744,471 Number of Investments386 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Material Fund Change [Text Block]
C000212356
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FULLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,805,744,471
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,805,744,471 Number of Investments386 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Material Fund Change [Text Block]
C000030207
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Service Shares
Trading Symbol	FULBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 2,805,744,471
Holdings Count | Holding	386
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,805,744,471 Number of Investments386 Portfolio Turnover19%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Material Fund Change [Text Block]